Derivative financial assets and liabilities - cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains (losses) on cash flow hedges	€ (3)
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	4	€ 12	€ 1
Tax expense/(benefit)	27	(49)	(97)
Total recognized in Net profit from continuing operations	(26)	171	(221)
Recognized in Profit from discontinued operations, net of tax	0	0	(116)
Total recognized in Net profit	(26)	171	(337)
Cash flow hedges | Currency risk | Net revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	16	236	33
Cash flow hedges | Currency risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(103)	(44)	101
Cash flow hedges | Currency risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(22)	34	(148)
Cash flow hedges | Currency risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	28	26	1
Cash flow hedges | Interest rate risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	0	0	(10)
Cash flow hedges | Interest rate risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(3)	(4)	(77)
Cash flow hedges | Interest rate risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(1)	(1)	(2)
Cash flow hedges | Commodity price risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	€ 28	€ (39)	€ (23)